Financial Information of VIE Subsidiaries included in Consolidated Financial Statements with Intercompany Balances and Transactions Eliminated (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary Before elimination of intercompany balances and transactions USD ($)	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary Before elimination of intercompany balances and transactions CNY	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary Before elimination of intercompany balances and transactions CNY	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary Before elimination of intercompany balances and transactions CNY
Variable Interest Entity [Line Items]
Total assets	$ 178,543,742	1,112,345,372	1,628,894,072		$ 35,885,302	223,569,019	1,086,447,994
Total liabilities	58,286,998	363,133,828	377,062,903		37,431,455	233,201,710	243,049,758
Revenue					23,450,755	146,100,548	103,128,242	101,808,411
Net loss	$ (82,503,025)	(514,002,092)	(284,329,931)	(499,611,594)	$ (26,231,106)	(163,422,412)	(44,008,489)	(50,392,716)